TAX FINANCING PROGRAM	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
TAX FINANCING PROGRAM
19.	TAX FINANCING PROGRAM

The outstanding balance of the Tax Debt Refinancing Program is broken down as follows:

	2015	2014
Law 11941/09 and Law 12865/2013 tax financing program	791,696	983,904
REFIS II - PAES	3,392	6,326

Total	795,088	990,230

Current	78,432	94,041
Non-current	716,656	896,189

The amounts of the tax refinancing program created under Law 11941/2009, divided into principal, fine and interest, which include the debt declared at the time the deadline to join the program was reopened as provided for by Law 12865/2013 and Law 12996/2014, are broken down as follows:

	2015				2014
	Principal	Fines	Interest	Total	Total
Tax on revenue (COFINS)	176,567	6,762	203,899	387,228	563,846
Income tax	42,576	4,201	54,120	100,897	119,447
Tax on revenue (PIS)	64,756	1,266	38,116	104,138	102,598
Social security (INSS – SAT)	527	2,675	6,679	9,881	13,852
Social contribution	10,414	1,362	13,875	25,651	30,985
Tax on banking transactions (CPMF)	19,196	2,156	26,959	48,311	39,717
Other	44,916	5,238	68,828	118,982	119,785

Total	358,952	23,660	412,476	795,088	990,230

The payment schedule is as follows:

2016	78,432
2017	90,010
2018	90,010
2019	90,010
2020	90,010
2021 to 2023	270,030
2024 to 2025	86,586

Total	795,088

The tax refinancing plans under Law 11941/2009 and Law 12865/2013 are divided into 180 monthly installments. Companies are required to ensure the timely payment of all the installments and will be excluded from the program if they have three installments outstanding, whether consecutive or otherwise, or fail to pay one installment, if all the others have been paid.

The Company’s and its subsidiaries’ debts included in said tax refinancing programs are divided into several types of debts, determined by the nature (social security or otherwise) and agency responsible for the management of the related debt (either the Brazilian Federal Revenue Service, or RFB, or the National Treasury Attorney General’s Office, or PGFN).

To date, the Company is aware of the consolidation of some of these types of tax refinancing programs, while other are still being consolidated by the RFB or the PGFN and are, therefore, subject to confirmation of the amounts payable in installments and outstanding balances.

Regarding the installment plans already verified by the tax authorities, the Company was notified of the acceptance of revision request filed by one of the Company’s subsidiaries to exclude debts previously settled, resulting in a significant reduction of the outstanding balances related to one of the types of tax refinancing programs. Thus, the Company made some accounting adjustments to adjust the corresponding balances of the line items where such obligations were recognized to the amount verified by the RFB at the end of the consolidation revision procedure, resulting in the reversal of liabilities previously amounting to R$168,541.

The Company and some of its subsidiaries’ joined the new tax installment program governed by Article 2 of Law 12996/2014, under which they can include federal tax debts past due through December 31, 2013. In its application to the new program, the Company elected to pay its debt in 30 monthly installments.

In November 2014 the balances of the tax installment plans entered into by the Company and its subsidiaries under Article 2 of Law 12996/2014 were fully settled as provided for by Article 33 of Law 13043/2014, i.e., the companies offset their own tax loss carryforwards against 70% of their tax debts R$256,118 in Company and R$302,014 on a consolidated basis, and settled the remaining 30% of R$109,765 in Company and R$129,435 on a consolidated basis in cash. The Company and its subsidiaries complied with all the requirements set out in said Law and the administrative order that regulated its enforcement and the related deadlines, including the payment of amounts that had to be paid in cash, while the utilization of tax loss carryforwards is still subject to analysis and confirmation by the Federal Revenue Service.